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                        [Letterhead of Andrews Kurth LLP]

                                   May 12, 2006

Securities and Exchange Commission
100  F. Street, N.E.
Washington, D.C. 20549

         Re: Legacy Reserves LP
         Registration Statement on Form S-1

Ladies and Gentlemen:

    On behalf of Legacy Reserves LP (the "Partnership"), transmitted herewith for filing under the Securities Act of 1933, as amended, is one of two Registration Statements on Form S-1 (the "Registration Statements") relating to the public offering by selling unitholders of the Partnership's Units that the Partnership is transmitting for filing today.

    The filing has been effected through the EDGAR electronic filing system under the Partnership's CIK No. 0001358831.

    In addition, we wish to call to your attention the prior request by the Partnership for the pre-clearance of the accounting treatment of certain financial statements and financial information set forth in the Registration Statements by letter dated November 14, 2005 and the Partnership's letter dated January 13, 2006 confirming the discussions among the Partnership and the staff of the Securities and Exchange Commission relating to such pre-clearance request.

    Should any questions or comments arise in connection with the Registration Statements discussed herein, please contact me by telephone at (713) 220-4322 or by fax at (713) 238-7167.

                                Very truly yours,

                                /s/ Gislar Donnenberg
                                ---------------------------------------
                                Gislar Donnenberg